Subsequent Events (Details) ₨ in Millions	1 Months Ended		12 Months Ended
	Mar. 11, 2024 USD ($)	Mar. 02, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 18, 2024 MW	Mar. 05, 2024 INR (₨) MW	Mar. 05, 2024 USD ($) MW	Feb. 13, 2024 USD ($)
Subsequent Events (Details) [Line Items]
Compensation | $			$ 1,423,000,000
Power supply agreement				2,333	345.6	345.6
Capacity of solar cells and solar modules				583
Minimum [Member]
Subsequent Events (Details) [Line Items]
GST rate			5.00%
Maximum [Member]
Subsequent Events (Details) [Line Items]
GST rate			12.00%
FS India Solar Ventures Private Limited [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Termination payment claims					₨ 1,934	$ 23,500,000	$ 29,242,000
APSEPL [Member] | Forecast [Member] | 2024 Notes [Member]
Subsequent Events (Details) [Line Items]
Notes purchased | $		$ 40,000,000
APEL [Member] | Forecast [Member] | 2026 Notes [Member]
Subsequent Events (Details) [Line Items]
Notes purchased | $	$ 14,477,000
PPA [Member]
Subsequent Events (Details) [Line Items]
Power supply agreement				2,333
SECI [Member]
Subsequent Events (Details) [Line Items]
Power supply agreement				2,333